UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      NS Advisors, LLC

Address:   274 Riverside Avenue
           Westport, Connecticut 06880


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Andrew R. Jones
Title:  Managing Member
Phone:  203-227-9898

Signature,  Place,  and  Date  of  Signing:

/s/ Andrew R. Jones                Westport, CT                       2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      100,620
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
AFC ENTERPRISES                    COM            00104Q107     3778  462,987 SH       SOLE                SOLE      0    0
ATLAS ACQUISITION HOLDINGS CORP    COM            49162100      2061  206,100 SH       SOLE                SOLE      0    0
BBV VIETNAM S.E.A. ACUISITION CORP COM            Y0764A114     1020  129,650 SH       SOLE                SOLE      0    0
CASH AMERICA                       COM            14754D100     4826  138,054 SH       SOLE                SOLE      0    0
CBIZ                               COM            124805102     2903  377,042 SH       SOLE                SOLE      0    0
CHEM RX                            COM            163536105      169  529,650 SH       SOLE                SOLE      0    0
CORNELL COMPANIES                  COM            219141108    16091  708,863 SH       SOLE                SOLE      0    0
CORRECTIONS CORP OF AMERICA        COM            22025Y407     7700  313,628 SH       SOLE                SOLE      0    0
EZCORP                             COM            302301106     1895  110,177 SH       SOLE                SOLE      0    0
FIRST CASH FINANCIAL SVCS          COM            31945D107     8306  374,311 SH       SOLE                SOLE      0    0
FTI CONSULTING                     COM            30241C109     5652  119,852 SH       SOLE                SOLE      0    0
GEO GROUP                          COM            36159R103     2407  110,000 SH       SOLE                SOLE      0    0
GLOBAL CASH ACCESS                 COM            378967103     5403  721,413 SH       SOLE                SOLE      0    0
H&R BLOCK                          COM            93671105      5352  236,594 SH       SOLE                SOLE      0    0
HEARTLAND PAYMENT SYSTEMS          COM            42235N108     5743  437,363 SH       SOLE                SOLE      0    0
HEWITT ASSOCIATES                  COM            42822Q100     6585  155,831 SH       SOLE                SOLE      0    0
ICF INTERNATIONAL                  COM            44925C103     2167   80,846 SH       SOLE                SOLE      0    0
LENDER PROCESSING SVCS             COM            52602E102     3604   88,634 SH       SOLE                SOLE      0    0
LIBERTY ACQUISITION HOLDINGS CORP  COM            53015Y107      214   22,130 SH       SOLE                SOLE      0    0
NATURAL GAS SVCS CORP              COM            63886Q109     1235   65,530 SH       SOLE                SOLE      0    0
NAVIOS MARITIME ACQUISITION CORP   COM            Y62159101      538   54,749 SH       SOLE                SOLE      0    0
NORTH ASIA INVESTMENT CORP         COM            G66202105      173   17,568 SH       SOLE                SOLE      0    0
OVERTURE ACQUISITION CORP          COM            G6830P100     3705  370,500 SH       SOLE                SOLE      0    0
SAPPHIRE INDUSTRIALS CORP          COM            80306T208     3545  353,100 SH       SOLE                SOLE      0    0
SPORTS PROPERTIES ACQUISITION CORP COM            84920F206      984   99,200 SH       SOLE                SOLE      0    0
SYSCO CORPORATION                  COM            871829107     3333  119,300 SH       SOLE                SOLE      0    0
TRIAN ACQUISITION CORP             COM            89582E207     1230  125,000 SH       SOLE                SOLE      0    0


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